Mergers (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Aug. 15, 2022	Sep. 30, 2022
Business Acquisition [Line Items]
Compensation expenses		$ 47,600
Contributed capital		73,800
Cash consideration		28,900
Aggregate proceeds received from the PIPE Investors		121,000
Transaction costs		67,300
Accrued expenses		$ 23,100
Rubicon [Member]
Business Acquisition [Line Items]
Voting rights percentage		83.50%
Common Stock Class A [Member]
Business Acquisition [Line Items]
Retained aggregate shares		19,846,916
Common Stock Class B [Member]
Business Acquisition [Line Items]
Retained aggregate shares		118,677,880
Founder Warrants [Member]
Business Acquisition [Line Items]
Warrant, description	each representing a right to acquire one Founder Class A Share for $11.50 (a “Founder Public Warrant”), converted automatically, on a one-for-one basis, into a public warrant of the Company (a “Public Warrant”) that represents a right to acquire one share of Class A Common Stock for $11.50 pursuant to the Warrant Agreement, dated October 14, 2021, by and between Founder and Continental Stock Transfer and Trust Company (as amended, the “Warrant Agreement”), (d) each then-issued and outstanding private placement warrant of Founder, each representing a right to acquire one Founder Class A Share for $11.50 (a “Founder Private Placement Warrant”), converted automatically, on a one-for-one basis, into a private placement warrant of the Company (the “Private Warrant” and together with the Public Warrants, the “Warrants”) that represents a right to acquire one share of Class A Common Stock for $11.50 pursuant to the Warrant Agreement
Founder Class A Shares [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Founder Class B Shares [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Number of shares forfeited		160,000
Class A Common Stock [Member]
Business Acquisition [Line Items]
Aggregate of shares		7,082,616
Issuance of Class B ordinary shares to Sponsor, shares		160,000
Class A Common Stock [Member] | P I P E Investors [Member]
Business Acquisition [Line Items]
Aggregate of shares		12,100,000
Share Price		$ 10.00
Class B Units [Member]
Business Acquisition [Line Items]
Issuance of Class B ordinary shares to Sponsor, shares		880,000